Other Income - Additional Information (Details)		12 Months Ended
	May 21, 2020 USD ($) payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other income
Other income		$ 175,368	$ 395,372	$ 67,410
Paycheck Protection Program Loan
Other income
Borrowings	$ 133,750
Loan bears interest	1.00%
Loan matures	24 months
Payments of principal and interest on monthly | payment	18
Industrial Research Assistance Program Funding
Other income
Other income		0	176,088	0
Canada Emergency Wage Subsidy
Other income
Other income		$ 161,604	$ 77,994	$ 0